LEASES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) facility	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)
Leases
Retained earnings		$ 1,182,680	$ 995,022
Right-of-use assets		77,245	80,167
Operating lease liability		$ 78,058
Lessee, Operating Lease, Existence of Option to Extend		true
Rent expense		$ 28,400	$ 29,900	$ 28,100
Operating lease weighted average remaining term		6 years 10 months 2 days	7 years 3 months 14 days
Operating lease weighted average discount rate		3.12%	3.10%
Lease costs
Operating lease cost		$ 21,594	$ 20,771
Short-term lease cost		2,863	110
Variable lease cost		3,985	1,484
Sublease Income		1,013	676
Total lease cost		27,429	21,689
Cash paid - operation leases		20,000	20,000
Right-of-use assets obtained in exchange for new operating leases		12,800	$ 33,400
Future minimum payments
2021		18,671
2022		15,219
2023		12,126
2024		9,594
2025		8,102
Thereafter		25,961
Total minimum lease payments		89,673
Less present value discount		(11,615)
Total lease liability		$ 78,058
Minimum
Leases
Length of lease (in years)		1 year
Renewal options of lease		5 years
Minimum | Motor vehicles
Leases
Length of lease (in years)		1 year
Minimum | Equipment
Leases
Length of lease (in years)		1 year
Minimum | Aircraft
Leases
Length of lease (in years)		1 year
Maximum
Leases
Length of lease (in years)		10 years
Renewal options of lease		15 years
Maximum | Motor vehicles
Leases
Length of lease (in years)		10 years
Maximum | Equipment
Leases
Length of lease (in years)		10 years
Maximum | Aircraft
Leases
Length of lease (in years)		10 years
Medley Florida Property
Leases
Length of lease (in years)	2 years
Property sale
Number of facilities involved in a sales and leaseback transaction | facility	1
Sale price of property	$ 36,000
Pre-tax gain on sale of property	$ 7,000